Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The following table presents future minimum base rental cash payments due to the Company over the next five calendar years and thereafter as of June 30, 2016. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indices among other items.

(In thousands)	Future Minimum Base Rent Payments (1)
2016 (remainder)	$96,801
2017	196,511
2018	198,978
2019	201,396
2020	203,516
2021	201,556
Thereafter	925,205
$2,023,963

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(1)	Based on the exchange rate as of June 30, 2016.
Future minimum rental payments to be made by the Company under these noncancelable ground leases, excluding increases resulting from increases in the consumer price index, are as follows:

(In thousands)	Future Ground Lease Payments
2016 (remainder)	$666
2017	1,330
2018	1,330
2019	1,330
2020	1,330
2021	1,330
Thereafter	41,994
Total	$49,310

The following presents future minimum base rental cash payments due to the Company during the next five calendar years and thereafter as of December 31, 2015. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indices among other items.

(In thousands)	Future Minimum Base Rent Payments (1)
2016	$195,718
2017	199,195
2018	201,720
2019	204,203
2020	206,384
Thereafter	1,151,118
Total	$2,158,338
Future minimum rental payments to be made by the Company under these noncancelable ground leases, excluding increases resulting from increases in the consumer price index, are as follows:

(In thousands)	Future Ground Lease Payments
2016	$1,306
2017	1,307
2018	1,307
2019	1,307
2020	1,307
2021	1,307
Thereafter	41,251
Total	$49,092